RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS
	Relationship	As of December 31,
	with	2022	2023	2023
	the Group	HK$	HK$	US$
Chan Wai Ho	Chairman	38,066	—	—
Chen Sze Hon Johnson	Chief Executive Officer	58,634	—	—
Total		96,700	—	—